Stock Incentive Plans - Schedule of Assumptions Used to Calculate Share-Based Compensation Expense (Details) - Stock Options	12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.60%	1.81%
Expected volatility	29.00%	31.00%
Expected term (in years)	6 years 1 month 2 days	6 years 2 months 23 days
Dividend yield	1.56%	1.39%